Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued ASU 2014-09 which requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Company as of January 1, 2018 and may be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of such date. The Company has elected to apply ASU 2014-09 only to those contracts that were not completed as of January 1, 2018. The Company has adopted ASU 2014-09 as a cumulative-effect adjustment as of the date of adoption. The Company has identified the following differences on adoption of ASU 2014-09:

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Prior to January 1, 2018, the Company previously presented the net allocation for its vessels participating in RSAs in existence at that time as net pool revenues. Effective January 1, 2018, the Company has determined, for accounting purpose, that it is the principal in voyages its vessels perform that are subject to the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. This had the effect of increasing voyage charter revenues and voyage expenses for the year ended December 31, 2018 by $292.6 million. There was no cumulative impact to opening equity as at January 1, 2018.

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The Company previously presented all accrued revenue as a component of accounts receivable. The Company has determined that if the right to such consideration is conditioned upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the effect of increasing accrued revenue and decreasing accounts receivable by $17.9 million at December 31, 2018.

In February 2016, FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. The Company adopted ASU 2016-02 on January 1, 2019. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect and providing an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met. The Company has elected to use this new optional transition approach and the optional practical expedient. To determine the cumulative effect adjustment, the Company did not reassess lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Company identified the following differences:
•The adoption of ASU 2016-02 resulted in a change in the accounting method for the lease portion of the daily charter hire for the chartered in vessels by the Company accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Company recognized an operating lease right-of-use asset and an operating lease liability. This resulted in an increase of the Company's assets and liabilities. The right-of-use asset and lease liability recognized at December 31, 2019 was $19.6 million (January 1, 2019 - $11.0 million). The pattern of expense recognition of chartered-in vessels in 2019 remained substantially unchanged.
•The adoption of ASU 2016-02 resulted in sale and leaseback transactions where the seller lessee has a fixed price repurchase option, or other situations where the leaseback would be classified as a finance lease, being accounted for as a failed sale of the vessel and a failed purchase of the vessel by the buyer lessor. Prior to the adoption of ASU 2016-02, such transactions were accounted for as a completed sale and a completed purchase. Consequently, for such transactions, the Company does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease, and bareboat charter hire payments made by the Company to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease. The adoption of ASU 2016-02 has resulted in the sale and leaseback of the Aspen Spirit and Cascade Spirit during the second quarter of 2019 being accounted for as a failed sale and unlike the 14 sale-leaseback transactions entered into in prior years, the Company is not considered as holding a variable interest in the buyer lessor entity and, thus, does not consolidate the buyer lessor entities (see note 12).
In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments. This update replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company as of January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance. Based on the Company's preliminary assessment, adoption of ASU 2016-13 is not expected to have a material impact on the Company's consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The guidance becomes effective for annual reporting periods beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the effect of adopting this new guidance.